INVENTORY	12 Months Ended
Jun. 30, 2024
INVENTORY

7. INVENTORY

The Company’s inventory includes purchased products. The Company’s purchased inventory expenses as cost of sales during the year ended June 30, 2024 amounted to $9,720,238 (June 30, 2023 – $9,733,113; June 30, 2022 – $9,665,379). The Company’s inventory as at June 30, 2024 amounted to $931,877 (June 30, 2023 – $919,481).